UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22397

IronBridge Funds, Inc.
(Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 600
Oakbrook Terrace, Illinois 60181
 (Address of principal executive offices) (Zip code)

John G. Davis
One Parkview Plaza, Suite 600
Oakbrook Terrace, Illinois 60181
 (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2011

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

IronBridge Frontegra Small Cap Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 96.8%
	Aerospace & Defense 3.8%
82,810	Esterline Technologies Corp. (a)	4,739,216
117,543	Moog Inc. - Class A (a)	4,173,952
127,670	Orbital Sciences Corp. (a)	1,953,351
58,711	Triumph Group, Inc.	4,379,254
		15,245,773
	Apparel Retail 2.6%
106,686	Deckers Outdoor Corp. (a)	5,330,033
110,419	The Buckle, Inc.	2,930,520
52,586	Under Armour, Inc. (a)	2,368,473
		10,629,026
	Biotechnology 2.9%
111,989	Cepheid, Inc. (a)	2,095,314
354,861	Exelixis, Inc. (a)	1,391,055
167,182	Isis Pharmaceuticals, Inc. (a)	1,404,329
183,192	Luminex Corp. (a)	2,931,072
117,612	Martek Biosciences Corp. (a)	2,661,560
107,476	Metabolix, Inc. (a)	1,352,048
		11,835,378
	Building Products 1.3%
114,410	Apogee Enterprises, Inc.	1,046,852
36,071	Smith A O	2,088,150
74,881	Universal Forest Products, Inc.	2,190,269
		5,325,271
	Capital Markets 3.1%
166,742	Jefferies Group, Inc.	3,783,376
211,212	Knight Capital Group, Inc. - Class A (a)	2,616,917
81,460	Stifel Financial Corp. (a)	3,770,783
87,379	Waddell & Reed Financial, Inc.	2,390,690
		12,561,766
	Chemicals 5.7%
64,447	Arch Chemicals, Inc.	2,261,445
89,819	Cabot Corp.	2,925,405
72,076	FMC Corp.	4,930,719
53,519	Lubrizol Corp.	5,671,409
142,637	Methanex Corp. (b)	3,493,180
39,152	Minerals Technologies, Inc.	2,306,836
11,413	Newmarket Corp.	1,297,430
		22,886,424
	Commercial Banks 5.3%
134,972	Columbia Banking System, Inc.	2,652,200
110,277	Cullen/Frost Bankers, Inc.	5,940,622
243,910	First Midwest Bancorp, Inc.	2,812,282
71,130	IBERIABANK Corp.	3,555,077
472,955	National Penn Bancshares, Inc.	2,955,969
210,656	TCF Financial Corp.	3,410,521
		21,326,671
	Commercial Services & Supplies 3.2%
48,120	Coinstar, Inc. (a)	2,068,679
76,112	K12, Inc. (a)	2,209,531
428,956	LeapFrog Enterprises, Inc. (a)	2,350,679
49,719	PICO Holdings, Inc. (a)	1,484,609
14,135	Strayer Education, Inc.	2,466,558
106,287	Tetra Tech, Inc. (a)	2,228,838
		12,808,894
	Communications Equipment 2.4%
94,881	Polycom, Inc. (a)	2,588,354
85,099	Riverbed Technology, Inc. (a)	3,878,812
260,249	Tekelec (a)	3,372,827
		9,839,993
	Computers & Peripherals 1.1%
153,151	Synaptics, Inc. (a)	4,309,669

	Construction & Engineering 1.4%
100,722	Insituform Technologies, Inc. (a)	2,435,458
299,875	Mastec, Inc. (a)	3,094,710
		5,530,168
	Consumer Electronics 0.2%
29,038	Universal Electronics, Inc. (a)	605,442

	Distributors 0.3%
152,150	Wausau Paper Corp. (a)	1,261,324

	Diversifed Financial Services 0.5%
68,659	GATX Corp.	2,013,082

	Electric Utilities 1.9%
184,827	Black Hills Corp.	5,766,603
33,508	ITC Holdings Corp.	2,085,873
		7,852,476
	Electrical Equipment 1.7%
49,208	American Superconductor Corp. (a)	1,530,369
133,383	Thomas & Betts Corp. (a)	5,471,370
		7,001,739
	Electronic Equipment & Instruments 4.4%
28,730	Dionex Corp. (a)	2,483,421
29,862	Itron, Inc. (a)	1,828,450
24,070	Littelfuse, Inc. (a)	1,051,859
126,191	National Instruments Corp.	4,121,398
85,477	Rofin-Sinar Technologies, Inc. (a)	2,169,406
111,800	ScanSource, Inc. (a)	3,101,332
80,616	Trimble Navigation Ltd. (a)	2,824,785
		17,580,651
	Energy Equipment & Services 2.5%
110,055	Atwood Oceanics, Inc. (a)	3,351,175
125,210	Superior Energy Services, Inc. (a)	3,341,855
94,604	Unit Corp. (a)	3,527,783
		10,220,813
	Food Products 2.4%
101,530	BJ's Wholesale Club, Inc. (a)	4,213,495
147,610	Corn Products International, Inc.	5,535,375
		9,748,870
	Gas Utilities 3.2%
101,243	AGL Resources, Inc.	3,883,681
183,161	Southern Union Co.	4,406,854
163,992	UGI Corp.	4,691,811
		12,982,346
	General Merchandise 1.0%
352,700	Fred's, Inc. - Class A	4,161,860

	Health Care Equipment & Supplies 2.9%
41,185	Gen-Probe, Inc. (a)	1,995,825
38,227	IDEXX Laboratories, Inc. (a)	2,359,370
43,076	Illumina, Inc.(a)	2,119,339
56,600	Sirona Dental Systems, Inc. (a)	2,039,864
99,817	ZOLL Medical Corp. (a)	3,221,095
		11,735,493
	Health Care Providers & Services 4.7%
47,025	Cerner Corp. (a)	3,949,630
143,665	LifePoint Hospitals, Inc. (a)	5,036,895
49,100	MWI Veterinary Supply, Inc. (a)	2,834,052
252,613	Owens & Minor, Inc.	7,189,366
		19,009,943
	Hotels, Restaurants & Leisure 1.0%
3,020	Biglari Hldgs, Inc. (a)	992,523
76,493	WMS Industries, Inc. (a)	2,912,089
		3,904,612
	Household Durables 4.1%
164,708	AptarGroup, Inc.	7,522,214
231,812	KB Home	2,626,430
46,410	Snap-On, Inc.	2,158,529
93,050	Tupperware Brands Corp.	4,257,968
		16,565,141
	Industrial Conglomerates 2.2%
29,402	Alleghany Corp. (a)	8,909,688

	Insurance 2.7%
147,637	American Financial Group, Inc.	4,514,739
118,578	Argo Group International Holdings Ltd. (b)	4,119,400
191,771	Stewart Information Services Corp.	2,170,848
		10,804,987
	Leisure Equipment & Products 0.4%
249,085	Callaway Golf Co.	1,743,595

	Life Sciences Tools & Services 1.1%
302,823	Bruker Corp. (a)	4,248,607

	Machinery 3.0%
70,296	Applied Industrial Technologies, Inc.	2,151,058
111,726	Astec Industries, Inc. (a)	3,187,543
66,523	IDEX Corp.	2,362,232
39,400	Lincoln Electric Holdings, Inc.	2,278,108
27,784	Valmont Industries, Inc.	2,011,562
		11,990,503
	Marine 1.4%
164,440	Alexander & Baldwin, Inc.	5,729,089

	Metals & Mining 1.3%
97,869	Carpenter Technology Corp.	3,299,164
126,421	GrafTech International Ltd. (a)	1,975,960
		5,275,124
	Multiline Retail 0.7%
87,311	Big Lots, Inc. (a)	2,903,091

	Nondepository Credit Intermediation 0.7%
254,144	Fifth Street Finance Corp.	2,831,164

	Oil & Gas 2.4%
56,618	Barrett Bill Corp. (a)	2,038,248
158,362	Swift Energy Co. (a)	4,446,805
98,545	Tesco Corp. (a)	1,185,496
71,240	World Fuel Svcs Corp.	1,852,952
		9,523,501
	Real Estate 5.3%
52,370	Alexandria Real Estate Equities, Inc.	3,665,900
105,861	Corporate Office Properties Trust	3,949,674
116,305	Mid-America Apartment Communities, Inc.	6,778,255
86,883	Potlatch Corp.	2,954,022
273,915	Redwood Trust, Inc.	3,960,811
		21,308,662
	Semiconductor & Semiconductor Equipment 4.4%
402,288	Cypress Semiconductor Corp. (a)	5,060,783
162,799	Semtech Corp. (a)	3,286,912
225,770	Skyworks Solutions, Inc. (a)	4,668,923
132,737	Standard Microsystems Corp. (a)	3,027,731
59,365	Varian Semiconductor Equipment Associates, Inc. (a)	1,708,525
		17,752,874
	Semiconductor & Other Electronic Component Manufacturing 1.2%
70,199	Atheros Communications, Inc. (a)	1,849,743
375,374	Celestica, Inc. (a)	3,164,403
		5,014,146
	Software 3.2%
99,871	Informatica Corp. (a)	3,836,045
112,331	Jack Henry & Associates, Inc.	2,864,441
167,755	Parametric Technology Corp. (a)	3,277,933
94,397	Progress Software Corp. (a)	3,124,540
		13,102,959
	Specialty Stores 1.6%
163,738	Tractor Supply Co.	6,493,849

	Telephone Communications 0.3%
283,481	TeleCommunication Systems, Inc. (a)	1,108,411

	Textiles, Apparel & Luxury Goods 0.6%
81,642	Wolverine World Wide, Inc.	2,368,434

	Thrifts & Mortgage Finance 0.7%
231,304	Provident Financial Services, Inc.	2,858,917

	Total Common Stocks
	(Cost $338,186,845)	390,910,426

	EXCHANGE TRADED FUNDS - 0.5%
31,179	iShares Russell 2000 Index Fund	2,103,647

	Total Exchange Traded Funds
	(Cost $1,417,772)	2,103,647

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.3%
	Commercial Paper 2.3%
$9,235,000	U.S. Bank, N.A., 0.000%, 10/01/2010	$9,235,000

	Total Short-Term Investments
	(Cost $9,234,975)	9,235,000

	Total Investments 99.6%
	(Cost $348,839,592)	402,249,073

	Other Assets in Excess of Liabilities 0.4%	1,787,551

	TOTAL NET ASSETS 100.0%	$404,036,624

(a) Non-Income Producing.
(b) U.S. Dollar denominated security of foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$348,839,592
Gross unrealized appreciation	71,863,612
Gross unrealized depreciation	(18,454,131)
Net unrealized appreciation	$53,409,481

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Frontegra SMID Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 96.8%
	Aerospace & Defense 2.0%
105,727	Esterline Technologies Corp. (a)	6,050,756
82,973	Parker Hannifin Corp.	5,813,089
		11,863,845
	Apparel Stores 0.6%
152,980	Aeropostale, Inc. (a)	3,556,785

	Auto Components 0.9%
258,572	Cooper Tire & Rubber Co.	5,075,768

	Biotechnology 3.8%
94,388	Alexion Pharmaceuticals, Inc. (a)	6,074,812
204,387	Cepheid, Inc. (a)	3,824,081
188,646	Luminex Corp. (a)	3,018,336
77,602	United Therapeutics Corp. (a)	4,346,488
115,614	Watson Pharmaceuticals, Inc. (a)	4,891,628
		22,155,345
	Capital Markets 2.7%
72,102	Greenhill & Co., Inc.	5,719,131
227,844	Jefferies Group, Inc.	5,169,780
173,119	Waddell & Reed Financial, Inc.	4,736,536
		15,625,447
	Chemicals 6.8%
141,977	Albemarle Corp.	6,645,943
203,238	Cabot Corp.	6,619,462
191,639	Calgon Carbon Corp. (a)	2,778,765
143,273	FMC Corp.	9,801,306
82,115	Lubrizol Corp.	8,701,727
211,473	Methanex Corp. (b)	5,178,974
		39,726,177

	Commercial Banks 4.6%
178,489	Cullen/Frost Bankers, Inc.	9,615,202
580,550	Fifth Third Bancorp	6,984,017
923,463	Keycorp	7,350,765
131,591	Zions Bancorporation	2,810,784
		26,760,768
	Commercial Services & Supplies 0.9%
102,113	Apollo Group, Inc. (a)	5,243,502

	Communications Equipment 1.6%
44,755	F5 Networks, Inc. (a)	4,646,016
675,479	Tellabs, Inc.	5,032,318
		9,678,334
	Construction & Engineering 2.1%
913,663	Louisiana-Pacific Corp. (a)	6,916,429
360,067	McDermott International, Inc. (a)	5,321,790
		12,238,219
	Containers & Packaging 1.4%
65,688	Greif, Inc. - Class A	3,865,082
89,268	Rock-Tenn Co.	4,446,439
		8,311,521

	Diversified Finanical Services 0.9%
179,044	GATX Corp.	5,249,570

	Electric Utilities 1.5%
139,201	ITC Holdings Corp.	8,665,262

	Electrical Equipment 3.9%
63,794	American Superconductor Corp. (a)	1,983,993
100,123	AMETEK, Inc.	4,782,876
207,145	Babcock & Wilcox Co. (a)	4,408,046
94,526	Regal-Beloit Corp.	5,547,731
99,721	Roper Industries, Inc.	6,499,815
		23,222,461
	Electronic Equipment & Instruments 3.7%
155,700	Amphenol Corp. - Class A	7,626,186
346,183	Avnet, Inc. (a)	9,350,403
142,374	Trimble Navigation Ltd. (a)	4,988,785
		21,965,374
	Energy Equipment & Services 2.1%
182,824	Helmerich & Payne, Inc.	7,397,059
178,114	Pride International, Inc. (a)	5,241,895
		12,638,954
	Food Products 3.7%
100,342	BJ's Wholesale Club, Inc. (a)	4,164,193
156,021	Corn Products International, Inc.	5,850,788
274,109	McCormick & Co., Inc.	11,523,542
		21,538,523
	Gas Utilities 3.6%
178,712	New Jersey Resources Corp.	7,009,085
492,367	UGI Corp.	14,086,620
		21,095,705
	Health Care Equipment & Supplies 2.1%
52,891	C.R. Bard, Inc.	4,306,914
166,810	Illumina, Inc. (a)	8,207,052
		12,513,966
	Health Care Providers & Services 3.5%
64,876	Cerner Corp. (a)	5,448,935
283,724	Owens & Minor, Inc.	8,074,785
180,697	Universal Healthcare Services, Inc.	7,021,885
		20,545,605
	Hotels, Restaurants & Leisure 1.3%
88,416	Darden Restaurants, Inc.	3,782,436
96,802	WMS Industries, Inc. (a)	3,685,252
		7,467,688
	Household Durables 1.7%
6,290	NVR, Inc.(a)	4,072,964
129,550	Tupperware Brands Corp.	5,928,208
		10,001,172

	Industrial Conglomerates 1.2%
22,685	Alleghany Corp. (a)	6,874,236

	Insurance 3.8%
217,893	American Financial Group, Inc.	6,663,168
205,590	Genworth Financial, Inc. (a)	2,512,309
20,332	Markel Corp. (a)	7,006,204
104,132	RLI Corp.	5,895,954
		22,077,635
	Internet & Catalog Retail 0.4%
14,050	Netflix, Inc. (a)	2,278,348

	Internet Software & Services 0.7%
84,846	Akamai Technologies, Inc. (a)	4,257,572

	Leisure Equipment & Products 1.1%
143,058	Hasbro, Inc.	6,367,512

	Life Science Tools & Services 0.9%
113,209	Life Technologies Corp. (a)	5,285,728

	Machinery 2.8%
89,908	Bucyrus International, Inc.	6,235,120
197,453	Dover Corp.	10,309,021
		16,544,141

	Marine 1.5%
248,969	Alexander & Baldwin, Inc.	8,674,080

	Metals & Mining 3.2%
167,512	Arch Coal, Inc.	4,474,246
59,261	Compass Minerals International, Inc.	4,540,578
284,844	GrafTech International Ltd. (a)	4,452,112
126,389	Reliance Steel & Aluminum Co.	5,248,935
		18,715,871
	Multiline Retail 1.4%
249,799	Big Lots, Inc. (a)	8,305,817

	Multi-Utilities & Unregulated Power 1.4%
176,384	Energen Corp.	8,064,277

	Oil & Gas 4.0%
111,580	Cabot Oil & Gas Corp.	3,359,674
461,344	El Paso Corp.	5,711,439
229,058	QEP Resources, Inc.	6,903,808
455,337	Questar Corp.	7,982,057
		23,956,978
	Paper & Forest Products 1.2%
140,656	Rayonier, Inc.	7,049,679

	Real Estate 4.9%
234,853	Corporate Office Properties Trust	8,762,365
156,178	Digital Realty Trust, Inc.	9,636,183
116,707	Mid-America Apartment Communities, Inc.	6,801,684
143,345	The St. Joe Co. (a)	3,564,990
		28,765,222
	Semiconductor & Semiconductor Equipment 4.8%
171,074	Altera Corp.	5,159,592
974,645	Atmel Corp. (a)	7,758,174
571,807	Cypress Semiconductor Corp. (a)	7,193,332
155,449	NetLogic Microsystems, Inc. (a)	4,287,283
192,938	Skyworks Solutions, Inc. (a)	3,989,958
		28,388,339
	Software 3.3%
55,857	Citrix Systems, Inc. (a)	3,811,682
130,490	Informatica Corp. (a)	5,012,121
184,854	Nuance Communications, Inc. (a)	2,891,117
137,958	Progress Software Corp. (a)	4,566,410
63,110	Rovi Corp. (a)	3,181,375
		19,462,705
	Specialty Retail 1.7%
186,305	O'Reilly Automotive, Inc. (a)	9,911,426

	Textiles, Apparel & Luxury Goods 1.2%
90,171	VF Corp.	7,305,654

	Thrifts & Mortgage Finance 1.1%
483,971	People's United Financial, Inc.	6,335,180

	Trading Companies & Distributors 0.8%
37,436	W.W. Grainger, Inc.	4,459,002

	Total Common Stocks
	(Cost $478,071,747)	568,219,393

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.3%
	Commercial Paper 1.3%
$7,796,000	U.S. Bank, N.A., 0.000%, 10/01/2010	$7,796,000

	Total Short-Term Investments
	(Cost $7,795,978)	7,796,000

	Total Investments 98.1%
	(Cost $485,867,725)	576,015,393

	Other Assets in Excess of Liabilities 1.9%	11,067,685

	TOTAL NET ASSETS 100.0%	$587,083,078

(a) Non-Income Producing.
(b) U.S.-dollar denominated security of foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

	Cost of investments	$485,867,725
	Gross unrealized appreciation	97,507,897
	Gross unrealized depreciation	(7,360,229)
	Net unrealized appreciation	$90,147,668

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Frontegra Global Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 99.5%
	Australia 1.1%
22,380	Westpac Banking Corp.	502,712

	Canada 8.7%
9,963	Barrick Gold Corp.	461,187
56,029	Brookfield Asset Management, Inc.	1,589,543
20,214	Canadian Natural Resources Ltd.	699,405
11,141	Petrobank Energy & Resources Ltd. (a)	453,046
10,720	TD Bank Financial Group	775,687
		3,978,868

	Finland 1.7%
29,271	Sampo Oyj	790,493

	France 2.8%
6,520	Compagnie Generale des Etablissements Michelin - Class B	496,062
23,260	Legrand SA	786,706
		1,282,768
	Germany 3.5%
15,260	Bayer AG	1,064,085
19,199	E.ON AG	566,124
		1,630,209

	Hong Kong 1.9%
180,100	Hang Lung Properties Ltd.	879,742

	Ireland 1.2%
33,621	CRH PLC	550,923

	Japan 10.2%
22,720	Canon, Inc.	1,060,068
18,360	Mitsui Sumitomo Insurance Group	421,611
39,800	Seven & I Holdings Co. Ltd.	932,545
17,900	Shin-Etsu Chemical Co. Ltd.	871,628
17,500	Softbank Corp.	572,502
26,500	Sony Corp.	819,316
		4,677,670

	Netherlands 1.1%
7,673	Fugro N.V.	504,549

	Spain 1.5%
54,050	Banco Santander SA	686,512

	Sweden 2.4%
33,462	Svenska Handelsbanken AB	1,096,643

	Switzerland 5.4%
7,522	Lonza Group AG	642,621
34,386	Nestle SA	1,831,891
		2,474,512
	United Kingdom 6.3%
37,811	BHP Billiton PLC	1,202,791
22,099	Standard Chartered PLC	633,899
159,443	Tesco PLC	1,061,985
		2,898,675
	United States 51.7%
5,420	Amazon.com, Inc. (a)	851,265
3,530	Apple, Inc. (a)	1,001,638
27,549	Avnet, Inc. (a)	744,098
24,834	Becton, Dickinson & Co.	1,840,199
10,510	Berkshire Hathaway, Inc. (a)	868,967
19,720	Costco Wholesale Corp.	1,271,743
3,780	DeVry, Inc.	186,014
12,481	Exelon Corp.	531,441
14,600	Exxon Mobil Corp.	902,134
4,747	The Goldman Sachs Group, Inc.	686,321
36,100	Intel Corp.	694,203
9,167	International Paper Co.	199,382
15,505	Johnson & Johnson	960,690
27,082	JPMorgan Chase & Co.	1,031,012
4,498	Lubrizol Corp.	476,653
63,233	Microsoft Corp.	1,548,576
16,119	National Oilwell Varco, Inc.	716,812
22,191	Occidental Petroleum Corp.	1,737,555
60,110	Oracle Corp.	1,613,955
13,641	Parker Hannifin Corp.	955,688
15,470	Ross Stores, Inc.	844,971
22,241	Union Pacific Corp.	1,819,314
18,286	United Technologies Corp.	1,302,512
25,810	W.R. Berkley Corp.	698,677
12,630	Wells Fargo & Co.	317,392
		23,801,212
	Total Common Stocks
	(Cost $43,783,549)	45,755,488

	RIGHTS 0.0%
6,520	Compagnie Generale des Etablissements Michelin
	45.000%, 10/14/2010	18,203

	Total Rights
	(Cost $17,627)	18,203

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.1%
	Commercial Paper 0.1%
$ 51,000	U.S. Bank, N.A., 0.000%, 10/01/2010	$51,000

	Total Short-Term Investments
	(Cost $51,000)	51,000

	Total Investments 99.6%
	(Cost $43,852,176)	45,824,691

	Other Assets in Excess of Liabilities 0.4%	191,125

	TOTAL NET ASSETS 100.0%	$46,015,816

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

	Cost of investments	$43,852,176
	Gross unrealized appreciation	3,908,703
	Gross unrealized depreciation	(1,936,188)
	Net unrealized appreciation	$1,972,515

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities, such as term loans, when not priced by an independent pricing service, are priced by an independent dealer based on the current closing bid price. Credit default swaps are valued by a third party pricing service. Equity securities for which market quotations are readily available are valued at the last trade price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs.  Most securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the IronBridge Frontegra Global Focus. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by IronBridge pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2010:

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$369,601,764	$-	$-	$369,601,764
Real Estate Investment Trusts	21,308,662	-	-	21,308,662
Exchange Traded Funds	2,103,647	-	-	2,103,647
Total Equity	393,014,073	-	-	393,014,073

Short-Term Investments	-	9,235,000	-	9,235,000
Total Investments in Securities	$393,014,073	$9,235,000	$-	$402,249,073

IronBridge SMID Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$543,019,161	$-	$-	$543,019,161
Real Estate Investment Trusts	25,200,232	-	-	25,200,232
Total Equity	568,219,393	-	-	568,219,393

Short-Term Investments	-	7,796,000	-	7,796,000
Total Investments in Securities	$568,219,393	$7,796,000	$-	$576,015,393

IronBridge Global Focus
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$45,755,488	$-	$-	$45,755,488
Rights	-	18,203	-	18,203
Total Equity	45,755,488	18,203	-	45,773,691

Short-Term Investments	-	51,000	-	51,000
Total Investments in Securities	$45,755,488	$69,203	$-	$45,824,691

Transfers into Level 1	$19,204,142
Transfers out of Level 1	-
Net transfers in and/or out of Level 1*	$19,204,142

Transfers into Level 2	$-
Transfers out of Level 2	(19,204,142)
Net transfers in and/or out of Level 2*	$(19,204,142)

*Assets were transferred from Level 2 to Level 1 because on September 30, 2010, the Company's threshold for fair value pricing was not exceeded and therefore the statistical fair value pricing model was not used to value the Fund's portfolio.  Instead, actual market prices were used at September 30, 2010.

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2010, or for any other tax years which are open for exam. As of September 30, 2010, open tax years include the tax years ended June 30, 2007 through 2010 and the current fiscal year. With respect to the IronBridge Frontegra Global Focus Fund, only the period from the Fund’s inception on September 18, 2009 through the date of this report is open for examination.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2010, the Funds’ most recent fiscal year end, the capital loss carryover’s were as follows:

Date of Expiration	IronBridge Frontegra Small Cap	IronBridge Frontegra SMID	IronBridge Frontegra Global
2017	$9,341,207	$7,523,419	$-
2018	22,483,525	32,363,479	477,401
Total	$31,824,732	$39,886,898	$477,401

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By  /s/ John G. Davis
              John G. Davis, President and Secretary
              (President and Chief Executive Officer)

Date  11/22/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ John G. Davis
             John G. Davis, President and Secretary
             (President and Chief Executive Officer)

Date  11/22/2010

By  /s/ Ty M. Baird
             Ty M. Baird, Treasurer and Assistant Secretary
             (Treasurer and Chief Financial Officer)

Date  11/22/2010